Fair Value Measurement - Supplemental Caption Data (Details 1a) (Available-for-sale Securities [Member], USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Available-for-sale Securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized gains and losses recorded in income on AFS securities	$ 103	$ 13	$ 434	$ (65)
Unrealized gains and losses on AFS securities	$ (8)	$ (42)	$ 148	$ (107)